Inventories (Details) - Schedule of inventories - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	R$ 233,912	R$ 113,317
Raw materials	31,947	25,461
Inventories	265,859	138,778
Soybean [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	169,927	68,975
Corn [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	40,678	37,223
Bean [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	11,969	3,279
Cotton [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	11,114	3,500
Other Harvests [Member]
Inventories (Details) - Schedule of inventories [Line Items]
Agricultural products	R$ 224	R$ 340